UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund:  BlackRock Municipal Income Quality Trust (BYM)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.1%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,621,048
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	1,495	1,743,887
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)(c)(d)	1,165	1,102,195
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,816,324
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,421,908

		16,705,362
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,213,412
Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,380,425
5.25%, 10/01/28	250	278,375

		1,658,800
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	435	476,221
California — 15.4%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	710,819
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	13,037,080
California State University, Refunding RB, Systemwide, Series A (AGM) (c):
5.00%, 5/01/17 (a)	3,040	3,228,936
5.00%, 11/01/32	4,960	5,223,029

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	$1,620	$1,806,624
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM) (a):
0.00%, 8/01/16 (d)	4,200	1,415,022
5.00%, 8/01/18	7,450	8,248,566
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	1,665	1,879,785
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (d):
0.00%, 8/01/31	13,575	6,396,133
0.00%, 8/01/32	14,150	6,316,560
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	1,580	1,136,257
San Diego California Unified School District, GO, Election of 2008, CAB (d):
Series C, 0.00%, 7/01/38	2,000	790,900
Series G, 0.00%, 7/01/34	725	316,223
Series G, 0.00%, 7/01/35	775	317,587
Series G, 0.00%, 7/01/36	1,155	445,056
Series G, 0.00%, 7/01/37	770	279,094
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (d)	1,400	790,608
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,240,151
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,388,080
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,723,923

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (d)	$10,000	$4,123,700

		62,814,133
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,095,446
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	1,305	1,463,349

		2,558,795
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,500,855
Florida — 15.8%
City of Tallahassee Florida Energy System Revenue, RB, 5.00%, 10/01/37	5,000	5,332,150
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,795	1,958,291
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,522,066
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	6,750	7,556,153
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	3,475	3,710,848
County of Miami-Dade Florida, Refunding ARB, Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,707,850
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (d)	15,000	4,593,600
Seaport, Series A, 6.00%, 10/01/38	2,770	3,335,606
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, 5.50%, 10/01/36	5,000	5,660,300

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/40	$3,910	$4,311,244
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	1,300	1,406,535
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	6,000	6,185,880
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	331,632
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,565,679
Miami Beach Redevelopment Agency, Refunding, Tax Allocation Bond, Tax Increment Revenue (AGM), 5.00%, 2/01/40 (c)	1,250	1,377,875
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,559,787
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,031,100
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,338,580

		64,485,176
Georgia — 3.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	9,064,875
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,348,500
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	637,628
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	210	235,337

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design (continued):
5.00%, 4/01/33	$155	$172,507
5.00%, 4/01/44	695	753,039

		12,211,886
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,684,400
Illinois — 14.6%
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	4,305	4,350,461
Project, 5.25%, 1/01/33	1,315	1,357,777
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,875	5,053,230
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	11,110,946
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,765,447
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,839,255
Sales Tax Receipts, 5.25%, 12/01/36	650	699,081
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,487,710
5.50%, 12/01/38	1,000	1,140,040
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	310	335,277
Illinois Finance Authority, Refunding RB, Silver Cross Hospital And Medical Centers:
4.13%, 8/15/37	3,130	3,142,301
5.00%, 8/15/44	390	420,124
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 1/01/40 (c)	1,170	1,322,755
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	755	726,506

Municipal Bonds	Par (000)	Value
Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	$710	$843,409
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,594,517
5.50%, 7/01/33	880	951,254
5.25%, 2/01/34	5,910	6,280,439
5.50%, 7/01/38	1,475	1,566,907
5.00%, 2/01/39	2,200	2,272,842
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,119,695

		59,379,973
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,284,547
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,474,443

		7,758,990
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,489,930
Series A (AGC), 5.63%, 8/15/37	5,000	5,618,450

		9,108,380
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,662,855
Louisiana — 1.3%
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (a)	5,000	5,097,950
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,595,224
Michigan — 5.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,275,760

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Michigan (continued)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	$1,100	$1,295,833
Michigan Finance Authority, RB:
5.00%, 12/01/21 (a)	30	35,979
5.00%, 12/01/39	9,020	9,884,837
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,560	1,708,824
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,298,120
Series I-A, 5.38%, 10/15/41	800	917,368
Series II-A, 5.38%, 10/15/36	1,500	1,681,950
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	476,982

		21,575,653
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	7,011,352
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,355,650
(AGM), 5.25%, 7/01/39	4,100	4,587,736

		7,943,386
New Jersey — 6.5%
New Jersey EDA, RB, Series WW:
5.25%, 6/15/33	170	180,205
5.00%, 6/15/34	225	232,409
5.00%, 6/15/36	1,395	1,436,585
5.25%, 6/15/40	400	419,888
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	5,845	1,648,231
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,758,438
Transportation Program, Series AA, 5.00%, 6/15/36	5,070	5,204,406
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	1,985,612

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 5.50%, 6/15/41	$3,000	$3,195,540
Transportation System, Series AA, 5.50%, 6/15/39	3,785	4,067,285
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,221,900
Transportation System, Series D, 5.00%, 6/15/32	900	936,504

		26,287,003
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	452,336
New York — 2.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,200,887
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,928,850
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	4,500	4,825,980
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	878,662
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,300	1,487,590

		11,321,969
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	750,361
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	900,619
5.25%, 2/15/33	1,095	1,261,254

		2,912,234
Pennsylvania — 2.5%
Pennsylvania HFA, RB, Series 118B, 4.05%, 10/01/40 (c)	1,770	1,793,258

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	$4,630	$5,130,271
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	775,481
Series C, 5.50%, 12/01/33	630	744,761
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	625	732,581
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	952,315

		10,128,667
Rhode Island — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,855	5,807,692
South Carolina — 4.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	314,493
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,596,850
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series E, 5.50%, 12/01/53	610	686,433
Series A, 5.50%, 12/01/54	6,960	7,877,676
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,608,697

		17,084,149
Texas — 20.2%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	570	621,636
Central Texas Turnpike System, Refunding RB:
2nd Tier, Series C, 5.00%, 8/15/34	1,375	1,524,242
Series B, 5.00%, 8/15/37	2,750	3,059,375
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	687,060
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/16 (a)	2,500	2,519,650

Municipal Bonds	Par (000)	Value
Texas (continued)
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (d)	$10,030	$6,557,815
County of Harris Texas, GO, Refunding, (NPFGC) (d):
0.00%, 8/15/25	7,485	5,991,368
0.00%, 8/15/28	10,915	7,967,295
County of Harris Texas Houston Sports Authority, Refunding RB (d):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	4,871,583
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,782,185
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,782,704
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (d)	2,340	963,144
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,268,389
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (d)	3,775	1,416,682
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	2,980	3,136,867
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (d)	1,975	766,103
Convertible CAB, Series C, 0.00%, 9/01/45 (b)	2,500	2,534,625
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,210,260
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	625	711,531
1st Tier System, Series S, 5.75%, 1/01/18 (a)	11,615	12,781,611
1st Tier System, Series SE, 5.75%, 1/01/40	11,435	12,377,587
Series B, 5.00%, 1/01/40	2,270	2,507,465
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
Natural Gas Utility Improvements, 5.00%, 12/15/31	2,105	2,297,776

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB (continued):
5.00%, 12/15/32	$2,540	$2,782,570

		82,119,523
Washington — 2.4%
County of King Washington Sewer, Refunding RB (AGM), 5.00%, 1/01/16 (a)	2,200	2,209,130
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,174,140
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (a)	4,000	4,479,160
Providence Health & Services, Series A, 5.25%, 10/01/39	675	745,544

		9,607,974
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,689,480
Total Municipal Bonds - 114.3%		465,853,830

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,443,598
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,606,770

		3,050,368
California — 3.6%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	3,379	3,681,802

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	$5,000	$5,360,350
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	510,651
San Diego County Water Authority Financing Corp., COP, Refunding, Series A:
5.00%, 5/01/18 (a)	808	894,288
5.00%, 5/01/33	4,062	4,403,104

		14,850,195
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,255,597
Florida — 8.0%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	3,500	3,916,675
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (f)	3,000	3,199,290
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	1,800	1,879,326
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,154,457
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	10,101	11,425,335
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,096	6,754,868
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	2,999	3,198,135

		32,528,086
Illinois — 10.2%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,469,469
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,823,216
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	11,748	11,931,575

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (continued)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	$1,400	$1,548,378
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,045	3,427,918
Senior Priority, Series B, 5.50%, 1/01/18 (a)	4,499	4,871,369
Series A, 5.00%, 1/01/38	7,714	8,488,726

		41,560,651
Michigan — 0.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,077,610
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	4,197	4,800,163
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,327,127

		7,127,290
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,000	2,089,242
New York — 9.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	7,014,432
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,134,757
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,470,235
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,726,125

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	$5,720	$6,432,083
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,016,465

		39,794,097
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	701,741
South Carolina — 0.2%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	600	667,488
Texas — 1.7%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,597,371
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	804,281
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/17 (a)(f)	1,500	1,606,500

		7,008,152
Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (a)	5,000	5,508,350
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	449,390
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	3,494	3,777,007

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$3,210	$3,812,966

		7,589,973
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,842,854
Series C, 5.25%, 4/01/39	2,500	2,701,975

		6,544,829
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.2%		171,803,059
Total Long-Term Investments (Cost — $585,054,366) — 156.5%		637,656,889

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (g)(h)	9,502,682	$9,502,682
Total Short-Term Securities (Cost — $9,502,682) — 2.3%		9,502,682
Total Investments (Cost — $594,557,048) — 158.8%		647,159,571
Liabilities in Excess of Other Assets — (1.0)%		(4,545,994)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.1)%		(97,975,431)
VMTP Shares, at Liquidation Value — (33.7)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$407,438,146

* As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$499,457,005

Gross unrealized appreciation		$53,670,543
Gross unrealized depreciation		(3,910,983)

Net unrealized appreciation		$49,759,560

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 1, 2016 to December 1, 2029 is $14,459,523.

(g)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	6,416,284	3,086,398	9,502,682	$303

(h)	Represents the current yield as of period end.

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(21)	5-Year U.S. Treasury Note	March 2016	$2,492,273	$(1,176)
(37)	10-Year U.S. Treasury Note	March 2016	$4,678,188	(9,304)
(20)	Long U.S. Treasury Bond	March 2016	$3,080,000	(10,498)
(4)	Ultra U.S. Treasury Bond	March 2016	$633,750	(1,693)
Total				$(22,671)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	EDA	Economic Development Authority	LRB	Lease Revenue Bonds
ARB	Airport Revenue Bonds	GARB	General Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
BARB	Building Aid Revenue Bonds	GO	General Obligation Bonds	PSF-GTD	Permanent School Fund Guaranteed
BHAC	Berkshire Hathaway Assurance Corp.	HFA	Housing Finance Agency	RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015	9

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$637,656,889	—	$637,656,889
Short-Term Securities	$9,502,682	—	—	9,502,682

Total	$9,502,682	$637,656,889	—	$647,159,571

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Interest rate contracts	$(22,671)	—	—	$(22,671)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$154,050	—	—	$154,050
Liabilities:
TOB Trust Certificates	—	$(97,943,006)	—	(97,943,006)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$154,050	$(235,143,006)	—	$(234,988,956)

During the period ended November 30, 2015, there were no transfers between levels.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Quality Trust

Date: January 22, 2016